Stock-Based Compensation and Benefit Plans (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 12, 2014	Nov. 30, 2015	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Number of stock options issued to purchase of shares							6,668		6,200	106,273	37,200	1,619,750
Stock option exercise prices range lower limit							$ 5.70		$ 11.25	$ 5.70	$ 11.25	$ 0.55
Stock option exercise prices range upper limit							$ 7.50		$ 22.50	$ 7.50	$ 22.50	$ 1.50
Fair value of options granted							$ 21,000		$ 16,000	$ 271,000	$ 100,000	$ 367,000
Number of stock options shares issued for vested										72,200	19,667
Number of stock options shares issued							290,380			290,380		249,951
Compensation cost related to unvested options awards not yet recognized							$ 217,000			$ 217,000		$ 257,284
Cost recognized over weighted average period										1 year 4 months 24 days		1 year 6 months
Stock option expected term							3 years			3 years
Share-based compensation expense												$ 3,704,682
Share-based compensation, costs not yet recognized												$ 211,499
Stock options granted							6,668	99,605	6,200	106,273	37,200	115,150	133,628
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date										50.00%		50.00%
Employee And Directors Stock Options [Member]
Percentage of stock awards granted to vest on the grant date												100.00%
Number of stock options issued to purchase of shares					30.334							115,150	133,628
Stock option exercise prices range lower limit					$ 22.50							$ 8.25	$ 22.50
Stock option exercise prices range upper limit					$ 60.00							$ 22.50
Fair value of options granted												$ 2,667
Number of stock options shares issued for vested												84,917
Number of stock options outstanding shares granted												193,584
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award					$ 42,000							$ 395,000	$ 339,671
Share-based compensation expense					36,000
Share-based compensation, costs not yet recognized					$ 6,000								$ 6,000
Employee And Directors Stock Options [Member] | 2014 EIP [Member]
Number of stock options outstanding shares granted												48,367
Employee And Directors Stock Options [Member] | 2010 EIP [Member]
Number of stock options outstanding shares granted												7,962
Employee And Directors Stock Options [Member] | Tranche One [Member]
Percentage of stock awards granted to vest on the grant date													50.00%
Stock options granted													22,517
Employee And Directors Stock Options [Member] | Tranche Two [Member]
Percentage of stock awards granted to vest on the grant date													50.00%
Stock options granted													111,045
Non - Executive Associate [Member] | Restricted Stock [Member]
Number of stock options shares issued			134
Aggregate restricted shares issued		4,803	6,800
Forfeited			1,200
Fair value restricted stock		$ 41,000	$ 31,000
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date										50.00%		50.00%
Stock options expiration period										5 years		5 years
Minimum [Member]
Stock option expected term											2 years	2 years	2 years
Minimum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification					$ 22.50
Maximum [Member]
Stock option expected term											3 years	3 years	3 years
Maximum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification					$ 60.00
Directors [Member]
Percentage of stock awards granted to vest on the grant date				100.00%
Number of stock options shares issued for vested				40,000
Executive [Member]
Stock option term description						The Company determined the fair value of the options to be $93,089 using the Black-Scholes option pricing model and was expensed one-third on date of grant and the other two-thirds over the two year anniversary periods.
Stock option exercise prices range lower limit						$ 4.00
Fair value of options granted						$ 93,089
Number of stock options shares issued						110,000
2010 Equity Incentive Plan [Member]
Number of shares of common stock reserved for issuance							7,809			7,809		625,000
Number of common stock shares issued for covering the plan										26,667		100,000
Stock option term description										The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.		No person is eligible to receive grants of stock options and SARs under the plan with respect to more than 100,000 shares of common stock in any one year, in the aggregate. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the 2014 EIP may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant.
Number of stock options outstanding shares granted							7,809			7,809
Common stock purchase price per shares under the plan							$ 0.0001			$ 0.0001
2010 Equity Incentive Plan [Member] | Board Of Directors [Mermber]
Number of common stock shares issued for covering the plan	101,442
2010 Equity Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan												6,667
2010 Equity Incentive Plan [Member] | Employees [Member]
Number of stock options outstanding shares granted												2,903,750
2010 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period										2 years		2 years
2010 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period										3 years		3 years
2010 Equity Incentive Plan [Member] | Executive Management and Directors Outside [Member]
Number of common stock shares issued for covering the plan												1,281,750
Number of stock options issued to purchase of shares			102,000
Fair value of options granted			$ 38,000
Number of stock options shares issued for vested			2,000
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares			100.00%
2010 Equity Incentive Plan [Member] | Directors, Certain Officers and Business Consultants [Member]
Number of stock options outstanding shares granted												131,083
2014 Associate Stock Purchase Plan [Member]
Number of stock options issued to purchase of shares										66,089	72,360	11,067	2,704
Number of stock options outstanding shares granted							216,450			216,450
Common stock purchase price per shares under the plan												$ .34		$ 0.4675
2014 Associate Stock Purchase Plan [Member] | Board Of Directors [Mermber]
Number of shares of common stock reserved for issuance					33,334								33,334
Stock options expiration period					6 months
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares					85.00%
Common stock purchase price per shares under the plan					$ 7,456								$ 7,456
2014 Equity Incentive Plan [Member]
Number of stock options outstanding shares granted												718,663